Financial instruments - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CAD ($) MMBTU $ / MWh	Jun. 30, 2019 USD ($) MMBTU $ / MWh	Mar. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2012 CAD ($)
Derivative [Line Items]
Effective portion of cash flow hedge, gain (loss)	$ 6,442,000	$ 6,204,000	$ 10,087,000		$ 3,764,000
Other comprehensive income, foreign currency gain (loss)	9,599,000	(14,574,000)	24,007,000		(11,719,000)
Foreign currency translation adjustment, net of tax recovery of $365 and $112 (2018 - $1,178 and $878), respectively (notes 20(b)(iii) and 20(b)(iv))	(2,859,000)	(10,370,000)	11,955,000		(12,816,000)
Total realized loss (gain) on derivative financial instruments	434,000	276,000	157,000	$ 204,000
Not designated as a hedge
Derivative [Line Items]
Gain (loss) on derivative	831,000	209,000	347,000	9,000
Total realized loss (gain) on derivative financial instruments	288,000	(452,000)	366,000	(872,000)
Liberty Power Group
Derivative [Line Items]
Foreign currency translation adjustment, net of tax recovery of $365 and $112 (2018 - $1,178 and $878), respectively (notes 20(b)(iii) and 20(b)(iv))	$ 3,365,000	(11,477,000)	$ 20,205,000		(17,940,000)
Bonds
Derivative [Line Items]
Long-term debt								$ 135,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term			10 years
Long-term debt							$ 135,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt							$ 3,781,906,000		$ 3,336,795,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Derivative [Line Items]
Debt instrument, term	10 years
Par value						$ 300,000,000		$ 300,000
Interest rate (as a percent)								4.60%
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value												$ 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value											$ 200,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value										$ 300,000
Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments	$ 288,000	(452,000)	$ 573,000	(859,000)
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas | MMBTU						4,660,000	4,660,000
Other comprehensive income, foreign currency gain (loss)	433,000	276,000	156,000		$ 204,000
Energy contracts | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments	$ 0	$ 0	$ (207,000)	$ (13,000)
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years
Minimum
Derivative [Line Items]
Forward price | $ / MWh						12.30	12.30
Maximum
Derivative [Line Items]
Forward price | $ / MWh						112.24	112.24
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh						24.46	24.46
Fair value
Derivative [Line Items]
Derivative financial instruments, assets							$ 82,117,000		62,808,000
Fair value | Forward contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets							1,120,000
Fair value | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets						$ 423,000
Fair value | Cash flow hedge | Forward contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									869,000
Carrying amount
Derivative [Line Items]
Derivative financial instruments, assets							82,117,000		62,808,000
Carrying amount | Forward contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets							$ 1,120,000
Carrying amount | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets						$ 423,000
Carrying amount | Cash flow hedge | Forward contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									$ 869,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			$ 8,636,000
Interest expense
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			$ 2,198,000
Measurement Input, Discount Rate | Minimum
Derivative [Line Items]
Unobservable inputs						0.092	0.092
Measurement Input, Discount Rate | Maximum
Derivative [Line Items]
Unobservable inputs						0.097	0.097
Measurement Input, Discount Rate | Weighted Average
Derivative [Line Items]
Unobservable inputs						0.0966	0.0966